COMMITTMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 13. COMMITTMENTS AND CONTINGENCIES

The Company has employment agreements with its Chief Executive Officer and Senior Vice President of Administration and Chief Financial Officer. The Company may terminate the agreements with or without cause. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates the executive’s employment without cause or in the event of an involuntary termination  (as defined in the employment agreements) by the Company or by the executive: (i) a lump sum cash payment equal to between six months and twenty-four months of base salary, based upon specific agreements; (ii) continuation of the executive’s fringe benefits and medical insurance for a period of three years ; and (iii) immediate vesting of 50% of each executive’s outstanding restricted stock awards and stock options. In the event that the executive’s employment is terminated within the six months prior to or the thirteen months following a change of control (as defined in the employment agreements), the executive is entitled to the severance benefits described above, except that 100% of each executive’s restricted stock awards outstanding and stock options will immediately vest. Each executive’s eligibility to receive any severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

The Company also has a Change of Control and Severance Benefits Agreement with its Chief Technical Officer and Vice President of Business Development. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates his employment without cause prior to the closing of any change of control transaction: (i) a lump sum cash payment equal to six months of base salary; and (ii) continuation of the executive’s health insurance benefits until the earlier of six (6) months following the date of termination, the date on which he is no longer entitled to continuation coverage pursuant to COBRA or the date that he obtains comparable health insurance coverage. In the event that the executive’s employment is terminated within the twelve months following a change of control, he is entitled to the severance benefits described above, plus his stock options will immediately vest and become exercisable. The executive’s eligibility to receive severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

Registration Rights

As part of the Qualified Financing discussed in Note 1 and elsewhere in this Form 10-K, the Company entered into a registration rights agreement for the benefit of the Qualified Financing investor participants. That agreement requires that the Company pay the participants certain liquidating damages should specific deadlines regarding the preparation and filing of a registration statement or similar document in compliance with the 1933 Act be missed. Specifically, a registration statement must be filed no later than 60 days after the consummation of the Qualified Financing and that statement must be “effective” no later than 150 days after the consummation of the Qualified Financing. The liquidating damages are calculated as a percentage of the aggregate amount invested by each participant. Such payments, which are required to be made in cash, increase on a daily basis until the registration statement is filed; however, the liquidating damages in aggregate are not to exceed 10% of the total investment by each participant. The Company filed the required registration statement on Form S-1 on February 10, 2011. The Company anticipates the document going “effective” once this Form 10-K is filed and can therefore be incorporated into the Form S-1.

In accordance with ASC 825, “Financial Instruments”, the Company has determined that it is not probable, as defined under ASC 450, “Contingencies”, that the registration statement will either not be filed or filed at a date requiring payment of any liquidating damages. Therefore, the Company has not recorded any loss contingencies related to these registration rights.

Litigation

Currently, the Company is not involved in any material legal proceedings.

Leases

In December 2010, the Company entered into a new lease agreement and relocated its corporate headquarters to Rancho Bernardo Road in San Diego, California. The lease term commenced in December 2010 and ends on December 31, 2013. The Company is obligated under the lease to pay base rent and certain operating costs and taxes for the building. Aggregate base rent payable by us will be approximately $54,000, $111,000 and $114,000 during the first, second and third years of the lease, respectively. Rent was abated at a rate of 50% for the first 12 months of the lease. Under the lease, the Company was required to provide a security deposit in the amount of approximately $9,500.

In addition to the corporate headquarters lease in San Diego, California, the Company also leases space in Ottawa, Province of Ontario, Canada; Portland, Oregon and Mexico City, Mexico.

At December 31, 2011, future minimum lease payments are as follows:

($ in thousands)
2012	$427
2013	$236
2014	$—
2015	$—
2016 and thereafter	$—
$663

Rental expense incurred under operating leases for the years ended December 31, 2011 and 2010 was approximately $476,000 and $496,000, respectively.